Financial assets at fair value through profit or loss - Summary of exposure to (reverse) repurchase agreements (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 138,628	€ 101,956
Financial liabilities at fair value through profit or loss	107,982	71,041
Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	80,200	51,322
Repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	67,370	45,873
Deposits from banks [member] | Repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	4,964	4,138
Trading liabilities, funds on deposits [member] | Repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	11,414	7,127
Funds entrusted measured at designated at fair value through profit or loss | Repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	50,991	34,608
Loans and advances to banks [member] | Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,176	3,403
Loans and advances to customers [member] | Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	703	71
Trading assets, loans and receivables [member] | Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	10,343	8,026
Loans and receivables mandatorily measured at fair value through profit or loss [member] | Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 64,977	€ 39,823